Investment in Joint Ventures: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended			9 Months Ended	12 Months Ended		25 Months Ended	9 Months Ended	25 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011 Cummins Westport Inc.	Mar. 31, 2011 Cummins Westport Inc.	Mar. 31, 2010 Cummins Westport Inc.	Mar. 31, 2003 Cummins Westport Inc. Common shares	Dec. 31, 2011 Cummins Westport Inc. Cummins	Mar. 31, 2003 Cummins Westport Inc. Cummins Non-participating preferred shares	Dec. 31, 2011 BTIC Westport Inc.	Mar. 31, 2011 BTIC Westport Inc.	Mar. 31, 2010 BTIC Westport Inc.	Dec. 31, 2011 BTIC Westport Inc. BTIC
Variable interest entities
Investment in Joint Ventures	$ 17,879	$ 14,921		$ 17,728	$ 14,770					$ 151	$ 151
Ownership interest (as a percent)							100.00%		100.00%
Royalty access fee as percentage of revenue								2.75%
Cumulative maximum royalty access fees payable								10,400
Cumulative royalty axis fees paid								10,400
Interest rate at the end of the period (as a percent)								1.06%
Net income (loss) attributable to joint venture partners	12,958			12,958	7,999	7,165					214	94
Summarized balance sheet
Current assets	212,598			46,888	36,855
Long-term assets				5,481	4,326
Total assets	356,675	273,374		52,369	41,181
Current liabilities:
Current portion of warranty liability	12,978	12,151	11,894	11,791	11,443
Other current liabilities				8,546	5,250
Total current liabilities	92,499			20,337	16,693
Long-term liabilities:
Warranty liability	11,253	5,884	9,056	8,039	7,738
Other long-term liabilities	3,104	164		8,095	3,720
Long-term liabilities				16,134	11,458
Total liabilities	$ 186,206			$ 36,471	$ 28,151
Ratio of ownership interest										0.50			0.50